Concentrations (Details) - Schedule of revenues by products - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale of medical equipment
Total Revenues	$ 358,536	$ 383,458	$ 559,386
Abdominal CPR Compression [Member]
Sale of medical equipment
Total Revenues	301,549	58,750	221,414
Mobile Medicine [Member]
Sale of medical equipment
Total Revenues	21,776	153,644	120,930
OSAS Service [Member]
Sale of medical equipment
Total Revenues	$ 35,211	$ 171,064	$ 217,042